Derivative Financial Instruments - Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts (Detail) - Forward exchange contract [member] - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 51,336	€ 26,255
U.S. dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	20,532	854
British pounds [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	14,723	8,760
Euro [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	12,192	11,385
Australian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	1,826	1,459
Japanese yen [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	1,152	1,293
Canadian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	812	2,301
Swedish kroner [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 99	€ 203